Note Payable - Schedule of the note payable (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jan. 12, 2023	Dec. 31, 2022	Oct. 06, 2022
Note Payable
Total notes payable and line of credit	$ 220,000	$ 220,000		$ 666,667
Less: unamortized debt discount, net				(259,536)
Total notes payable at carrying value		220,000		407,131
Note payable issued October 6, 2022 (Face Value: $666,667)
Note Payable
Total notes payable and line of credit				666,667
Principal balance				$ 666,667	$ 666,667
Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Total notes payable and line of credit	220,000	220,000
Total notes payable at carrying value	220,000	220,000	$ 220,000
Principal balance	$ 220,000	$ 220,000	$ 220,000